Borrowings (Details Narrative) - USD ($) $ in Thousands	1 Months Ended								12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	Aug. 31, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Additional collateral value													$ 400
Increased additional collateral value													2,000
Interest expense									$ 5,106	$ 5,120
Deferred costs									$ 4	7
Debt instrument effective interest rate									2.50%
Office Building [Member]
Debt Instrument [Line Items]
Debt instrument interest rate							5.07%
Debt instrument, face amount									$ 587	604
Debt instrument, unused borrowing capacity, amount							$ 660
Debt instrument, maturity date, description							Due in January 2033
Interest expense									$ 31	$ 32
Wallach LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate									10.50%	6.25%
Long-term line of credit									$ 0	$ 0
Line of credit facility, remaining borrowing capacity									$ 1,250
Wallach LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					3.00%
Wallach trust LOC [Member]
Debt Instrument [Line Items]
Debt instrument interest rate									10.50%	6.25%
Line of credit facility, maximum borrowing capacity									$ 250
Wallach trust LOC [Member] | Prime plus [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					3.00%
Myrick LOC agreement Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit									35	$ 859
Line of credit facility, maximum borrowing capacity					$ 1,000
Line of credit facility, commitment fee percentage					3.00%
Interest expense, debt									24	6
New line of credit agreements [Member]
Debt Instrument [Line Items]
Long-term line of credit									2,790	2,909
Line of credit facility, maximum borrowing capacity														$ 6,063	$ 6,063
Interest expense, debt									$ 287	$ 262
Notes Program [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate									8.60%	9.28%
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 361											$ 361
Debt instrument, forgiveness	$ 10		$ 10
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Exceeds $2000 [Member]
Debt Instrument [Line Items]
Debt instrument description						If the total principal amount exceeds $1,000, S.K. Funding must fund the amount between $1,000 and less than or equal to $4,500.
Two Loan Purchase and Sale Agreement [Member] | Principal Amount Less Than $5,500 [Member]
Debt Instrument [Line Items]
Debt instrument description						If the total principal amount is less than $4,500, then the Company will also repay S.K. Funding’s principal as principal payments are received on the Pennsylvania Loans from the underlying borrowers in the amount by which the total principal amount is less than $4,500 until S.K. Funding’s principal has been repaid in full.
Two Loan Purchase and Sale Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to purchaser									50.00%
Two Loan Purchase and Sale Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage on loans sold to purchaser									75.00%
Loan Purchase and Sale Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate						10.50%
Debt instrument, face amount													2,000
Debt instrument original value													$ 1,000
Loan Purchase and Sale Agreement [Member] | Borrowers [Member]
Debt Instrument [Line Items]
Debt instrument interest rate									6.00%	11.00%
Shuman Line of Credit Agreement [Member] | Shuman [Member]
Debt Instrument [Line Items]
Long-term line of credit									$ 125	$ 125
Line of credit facility, maximum borrowing capacity								$ 1,325
Line of credit facility, commitment fee percentage								10.00%
Interest expense, debt									13	77
Line of credit facility, description								Due in July 2023, but will automatically renew for additional 12-month periods, unless either party gives notice to not renew.
Swanson Modification Agreement [Member] | Paul Swanson [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 7,000
Line of credit facility, commitment fee percentage				6.00%
Interest expense, debt									500	619
Line of credit facility, description				automatically renew for additional 12-month periods
Business Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		3.80%
Long-term line of credit											$ 217
Interest expense, debt									$ 10	$ 11
Debt instrument, unused borrowing capacity, amount		$ 362
Debt instrument, maturity date, description		Due in July 2025.